Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

10. Income Taxes

Income Tax Provision for the three months ended March 31, 2021 and 2020 is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Income tax provision	$804	$—

The effective tax rates for the three months ended March 31, 2021 and 2020 were 110.44% and 0%, respectively. The difference between the Company's effective tax rate for the period ended March 31, 2021 and the U.S. statutory tax rate of 21% was primarily due to a full valuation allowance recorded on the Company’s net U.S. deferred tax assets and income tax rate differences related to its foreign operations for which both current and deferred taxes are recorded.  The Company did not record a tax provision for the period ended March 31, 2020 primarily due to RSILP's status as a pass-through entity for U.S. federal income tax purposes.  The Company evaluates the realizability of the deferred tax assets on a quarterly basis and establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized.

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted on March 27, 2020 in the United States to provide emergency assistance to individuals and businesses affected by the COVID-19 pandemic.  The CARES Act includes temporary changes to both income and non-income-based tax laws.  For the year ended December 31, 2020, the impact of the CARES Act was immaterial to the Company’s tax provision.  Future regulatory guidance under the CARES Act or additional legislation enacted by Congress could impact our tax provision in future periods.

In connection with the Business Combination, the Special Limited Partner entered into the Tax Receivable Agreement, which generally provides for the payment by it of 85% of certain net tax benefits, if any, that the Company (including the Special Limited Partner) realize (or in certain cases is deemed to realize) as a result of an increase in tax basis and tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained RSILP Units for Class A Common Stock (or cash at the Company’s option) pursuant to the RSILP’s amended and restated limited partnership agreement and tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement. These payments are the obligation of the Special Limited Partner and not of RSILP. The actual increase in the Special Limited Partner’s allocable share of RSILP’s tax basis in its assets, as well as the amount and timing of any payments under the Tax Receivable Agreement, will vary depending upon a number of factors, including the timing of exchanges, the market price of our Class A Common Stock at the time of the exchange and the amount and timing of the recognition of our and our consolidated subsidiaries’ (including the Special Limited Partner’s) income.

Based primarily on historical losses of RSILP, management has determined it is more-likely-than-not that the Company will be unable to utilize its deferred tax assets subject to the Tax Receivable Agreement; therefore, management has not recorded the deferred tax asset or a corresponding liability under the Tax Receivable Agreement related to the tax savings the Company may realize from the utilization of tax deductions related to basis adjustments created by the transactions in the Business Combination Agreement. The unrecognized Tax Receivable Agreement liability is $51.6 million as of both March 31, 2021 and December 31, 2020.

12. Income Taxes

As a result of the Business Combination, the Company owned, indirectly through the Special Limited Partner, approximately 23.1% of the Common Units of RSILP, and as a result, gained control of RSILP as described in Note 4. RSILP is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, RSILP is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by RSILP is passed through to and included in the taxable income or loss of the RSILP Unit Holders and the Company, on a pro rata basis. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to our allocable share of any taxable income or loss of RSILP, as well as any stand-alone income or loss generated by the Company.

Income Tax (Benefit) Expense

The components of the income tax (benefit) expenses are:

	Year Ended December 31,
	2020	2019
Current income taxes:
Federal	$—	$—
State and local	—	—
Foreign	2,708	—
	2,708	—
Deferred income taxes:
Federal	—	—
State and local	—	—
Foreign	211	—
	211	—
Income tax (benefit) expense	$2,919	$—

Reconciliations of income tax expense computed at the U.S. federal statutory income tax rate to the recognized income tax expense and the U.S. statutory income tax rate to our effective tax rates are as follows:

	Year Ended December 31,
	2020	2019
	(Restated)
Net loss before income taxes	$(128,726)	$(22,450)
Less: net loss before Reverse Recapitalization	(133,404)	(22,450)
Less: net income before income taxes attributable to non-controlling interest	3,597	—
Net income attributable to Rush Street Interactive Inc. before income taxes	1,081	—
Income tax expense (benefit) at the federal statutory rate	227	—
State income taxes, net of federal benefit	100	—
Foreign operations	2,919	—
Change in valuation allowance	(327)	—
Income tax (benefit) expense	$2,919	$—

Deferred Tax Assets and Liabilities

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2020	2019
Deferred tax assets:	(Restated)
Investment in subsidiaries	$127,171	$—
Net operating losses	136	—
Imputed interest	1,202	—
Other assets	39	—
Total gross deferred tax assets	128,548	—
Valuation allowance	(128,511)	—
Total deferred tax assets, net of valuation allowance	37	—
Deferred tax liabilities:
Investment in subsidiaries	—	—
Total gross deferred tax liabilities	—	—
Net deferred tax assets	$37	$—

As of December 31, 2020, the Company had approximately $0.5 million each of federal and state net operating loss carryovers. If not utilized, the entire federal net operating loss carryforward can be carried forward indefinitely. State net operating loss carryovers will expire in varying amounts beginning in 2031.

The Company regularly reviews its deferred tax assets, including net operating loss carryovers, for recoverability, and a valuation allowance is provided when it is more-likely-than-not that some portion or all of a deferred tax asset may not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences are deductible. In assessing the need for a valuation allowance, the Company makes estimates and assumptions regarding projected future taxable income, its ability to carry back operating losses to prior periods, the reversal of deferred tax liabilities and the implementation of tax planning strategies. Based on our cumulative earnings history and forecasted future sources of taxable income, the Company has determined it is not more-likely-than-not to realize existing deferred tax assets and thus has recorded a valuation allowance. As the Company reassesses these assumptions in the future, changes in forecasted taxable income may alter this expectation and may result in an increase to the valuation allowance and an increase in the effective tax rate.

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted on March 27, 2020 in the United States to provide emergency assistance to individuals and businesses affected by the COVID-19 pandemic.  The CARES Act includes temporary changes to both income and non-income-based tax laws.  For the year ended December 31, 2020, the impact of the CARES Act was immaterial to the Company’s tax provision.  Future regulatory guidance under the CARES Act or additional legislation enacted by Congress in connection with the COVID-19 pandemic could impact our tax provision in future periods.

Uncertain Tax Positions

The Company evaluates its tax positions and recognizes tax benefits that, more-likely-than-not, will be sustained upon examination based on the technical merits of the position. The Company does not have any unrecognized tax benefits as of December 31, 2020.  The Company will file initial year federal and state tax returns for tax year 2020, which is the first tax year subject to examination by taxing authorities.  Additionally, although RSILP is treated as a partnership for U.S. federal and state income taxes purposes, it is still required to file an annual U.S. Return of Partnership Income, which is subject to examination by the Internal Revenue Service ("IRS"). The statute of limitations has expired for tax years through 2016 for RSILP.

Tax Receivable Agreement

Pursuant to RSILP's election under Section 754 of the Internal Revenue Code (the "Code"), the Company expects to obtain an increase in our share of the tax basis in the net assets of RSILP when RSILP Units are redeemed or exchanged by the unit holders and other qualifying transactions. The Company plans to make an election under Section 754 of Code for each taxable year in which a redemption or exchange of RSILP Units occur. The Company intends to treat any redemptions and exchanges of RSILP Units by the unit holders as direct purchases of RSILP Units for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that the Company would otherwise pay in the future to various tax authorities. These increases in tax basis may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.

In connection with the Business Combination, the Special Limited Partner entered into the Tax Receivable Agreement, which generally provides for the payment by it of 85% of certain net tax benefits, if any, that the Company (including the Special Limited Partner) realize (or in certain cases is deemed to realize) as a result of these increases in tax basis and tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained RSILP Units for Class A Common Stock (or cash at the Company’s option) pursuant to the RSILP A&R LPA and tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement. These payments are the obligation of the Special Limited Partner and not of RSILP. The actual increase in the Special Limited Partner’s allocable share of RSILP’s tax basis in its assets, as well as the amount and timing of any payments under the Tax Receivable Agreement, will vary depending upon a number of factors, including the timing of exchanges, the market price of our Class A Common Stock at the time of the exchange and the amount and timing of the recognition of our and our consolidated subsidiaries’ (including the Special Limited Partner’s) income. While many of the factors that will determine the amount of payments that the Special Limited Partner will make under the Tax Receivable Agreement are outside of the Company's control, the Company expects that the payments the Special Limited Partner will make under the Tax Receivable Agreement will be substantial and could have a material adverse effect on the financial condition of the Company.

Based primarily on historical losses of RSILP, management has determined it is more-likely-than-not that the Company will be unable to utilize its deferred tax assets subject to the Tax Receivable Agreement; therefore, management has not recorded the deferred tax asset or a corresponding liability under the Tax Receivable Agreement related to the tax savings the Company may realize from the utilization of tax deductions related to basis adjustments created by the transactions in the Business Combination Agreement. The unrecognized Tax Receivable Agreement liability as of December 31, 2020 is $51.6 million.